WARRANT LIABILITIES - Significant unobservable inputs (Details) - Recurring - Level 3	Dec. 31, 2025 Y $ / shares
Risk-free interest rate | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	0.0351
Risk-free interest rate | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input	0.0352
Exercise price per ordinary share
WARRANT LIABILITIES
Warrant liability, measurement input | $ / shares	4
Expected volatility range | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	0.596
Expected volatility range | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input	0.6005
Term of warrants | Minimum
WARRANT LIABILITIES
Warrant liability, measurement input	2.5
Term of warrants | Maximum
WARRANT LIABILITIES
Warrant liability, measurement input	2.7
Dividend yield
WARRANT LIABILITIES
Warrant liability, measurement input	0